Cover	May 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2023
Entity File Number	814-01563
Entity Registrant Name	Brightwood Capital Corporation I
Entity Central Index Key	0001895316
Entity Tax Identification Number	88-1977273
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	810 Seventh Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	957-9525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false